Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Variable Interest Entities [Line Items]
Total current assets	$ 6,574,155	$ 3,756,420
Total assets	10,151,053	6,556,885	$ 4,646,559
Total current liabilities	3,471,445	2,479,364
Total liabilities	5,132,877	3,687,074
Net revenues	4,276,539	3,578,682	3,096,491
Net income	334,414	413,333	238,065
Net cash provided by operating activities	1,130,085	804,455	805,648
Net cash used in investing activities	(2,177,639)	(1,256,370)	(574,712)
Net cash used in financing activities	1,654,084	(17,862)	266,649
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	3,695,432	2,385,315
Total non-current assets	3,207,820	2,463,751
Total assets	6,903,252	4,849,066
Total current liabilities	3,407,246	2,395,977
Total non-current liabilities	1,346,885	1,066,541
Total liabilities	4,754,131	3,462,518
Net revenues	4,270,169	3,453,555	3,056,537
Net income	663,099	575,210	575,614
Net cash provided by operating activities	1,046,695	675,015	536,631
Net cash used in investing activities	(789,120)	(780,310)	(450,569)
Net cash used in financing activities	$ (16,658)	$ (45,188)	$ (27,691)